UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05723

Name of Fund: BlackRock Emerging Markets Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Emerging Markets Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2016

Date of reporting period: 07/31/2016

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 3.1%
Grupo Financiero Galicia SA, ADR	178,751	$5,305,330
MercadoLibre, Inc.	31,675	4,848,809
YPF SA, ADR	199,580	3,686,242

		13,840,381
Austria — 0.7%
Erste Group Bank AG (a)	122,219	3,238,985
Brazil — 10.9%
Ambev SA	1,564,381	9,070,553
Banco Nacional SA, Preference Shares (a)	42,567,626	131
BRF SA	329,351	5,515,593
EcoRodovias Infraestrutura e Logistica SA (a)	2,734,283	6,923,410
Itau Unibanco Holding SA, Preference Shares, ADR	1,298,975	13,574,289
Rumo Logistica Operadora Multimodal SA (a)	3,806,154	7,184,080
Telefonica Brasil SA, Preference Shares	415,451	6,307,875

		48,575,931
China — 20.0%
Alibaba Group Holding Ltd., ADR (a)	70,219	5,791,663
Anhui Conch Cement Co. Ltd., Class H	2,937,500	7,728,802
Bank of China Ltd., Class H	12,258,200	5,060,810
CITIC Securities Co. Ltd., Class H	1,605,000	3,428,945
CNOOC Ltd.	8,789,000	10,592,788
Ctrip.com International Ltd., ADR (a)	79,152	3,456,568
Hengan International Group Co. Ltd.	502,500	4,229,748
Hollysys Automation Technologies, Ltd. (a)	225,988	4,427,105
Jiangsu Expressway Co. Ltd., Class H	3,750,000	5,305,372
New Oriental Education & Technology Group, Inc., SP ADR	108,398	4,776,016
Qinqin Foodstuffs Group Cayman Co. Ltd. (a)	126,400	46,758
Silergy Corp.	66,000	853,677
SINA Corp. (a)	82,251	4,431,684
Sunny Optical Technology Group Co., Ltd.	1,488,000	5,940,333
Tencent Holdings Ltd.	962,910	23,257,285

		89,327,554
Hong Kong — 7.3%
AIA Group Ltd.	1,151,400	7,172,289
Brilliance China Automotive Holdings Ltd.	5,146,000	5,729,364

Common Stocks	Shares	Value
Hong Kong (continued)
China Overseas Land & Investment Ltd.	4,348,000	$14,342,166
Wynn Macau Ltd.	3,262,200	5,318,461

		32,562,280
India — 8.6%
Axis Bank, Ltd.	503,381	4,122,965
Housing Development Finance Corp.	304,461	6,278,362
ITC Ltd.	2,436,460	9,217,119
Jubilant Foodworks, Ltd.	40,815	746,497
Lupin Ltd.	170,516	4,444,216
NTPC Ltd.	3,246,695	7,687,689
Tata Motors Ltd., ADR	149,092	5,640,150

		38,136,998
Indonesia — 3.6%
Bank Central Asia Tbk PT	4,195,024	4,636,173
Bumi Serpong Damai Tbk PT	19,250,700	3,083,248
Summarecon Agung Tbk PT	20,873,900	2,713,640
Telekomunikasi Indonesia Persero Tbk PT	17,450,800	5,680,426

		16,113,487
Luxembourg — 0.9%
Globant SA (a)	91,832	3,874,392
Mexico — 6.6%
Arca Continental SAB de CV	872,386	5,611,652
Fresnillo PLC	226,116	5,786,282
Grupo Aeroportuario del Pacifico SAB de CV, Class B	292,661	2,879,316
Grupo Financiero Banorte SAB de CV, Series O	1,843,899	10,098,666
Kimberly-Clark de Mexico SAB de CV, Class A	2,207,110	4,992,189

		29,368,105
Peru — 1.7%
Credicorp Ltd.	45,958	7,368,446
Philippines — 1.0%
BDO Unibank, Inc.	1,855,590	4,462,224
Russia — 4.5%
NovaTek OAO, GDR	73,167	7,354,554
Sberbank of Russia, ADR	1,456,373	12,689,692

		20,044,246
South Africa — 6.7%
AngloGold Ashanti Ltd. (a)	250,465	5,469,415
Mr Price Group Ltd.	273,458	4,509,539
Naspers Ltd., Class N	95,635	15,007,358

BLACKROCK EMERGING MARKETS FUND, INC.	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc.

Common Stocks	Shares	Value
South Africa (continued)
Sanlam Ltd.	1,070,382	$5,050,467

		30,036,779
South Korea — 8.7%
Grand Korea Leisure Co., Ltd.	183,201	4,255,866
GSretail Co. Ltd.	86,884	3,918,201
Korea Aerospace Industries Ltd.	22,410	1,614,181
KT&G Corp.	61,536	6,654,534
NAVER Corp.	9,682	6,143,073
POSCO	38,482	7,797,479
Samsung Electronics Co. Ltd.	423	582,038
Samsung Electronics Co. Ltd., Preference Shares	3,718	4,202,552
SK Telecom Co. Ltd.	18,553	3,812,536

		38,980,460
Switzerland — 1.2%
Luxoft Holding, Inc. (a)	91,099	5,367,553
Taiwan — 6.5%
Cathay Financial Holding Co. Ltd.	2,709,650	3,048,126
Formosa Chemicals & Fibre Corp.	1,638,000	4,268,538
Pixart Imaging, Inc.	1,233,000	2,872,850
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	681,713	18,937,987

		29,127,501
Thailand — 5.3%
Kasikornbank PCL, NVDR	953,900	5,422,992
PTT PCL	1,186,900	11,245,392
Siam Cement PCL, NVDR	476,578	6,997,424

		23,665,808
Total Common Stocks — 97.3%		434,091,130

Participation Notes
Brazil — 0.8%
Morgan Stanley (Multiplan Empreendimentos Imobiliarios SA), due 04/12/19	180,550	3,533,743

Participation Notes	Shares	Value
China — 1.3%
Deutsche Bank AG (Shanghai International Airport Co.) (a): 01/19/17	491,700	$2,059,894
12/03/24	903,307	3,784,252

		5,844,146
Thailand — 0.1%
Deutsche Bank (Kasikornbank PCL), due 3/10/25 (a)	54,731	310,346
Total Participation Notes — 2.2%		9,688,235
Total Long-Term Investments (Cost — $363,132,563) — 99.5%		443,779,365

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.36% (b)(c)	5,917,025	5,917,025
Total Short-Term Securities (Cost — $5,917,025) — 1.3%		5,917,025
Total Investments (Cost — $369,049,588*) — 100.8%		449,696,390
Liabilities in Excess of Other Assets — (0.8)%		(3,525,091)

Net Assets — 100.0%		$446,171,299

*	As of July 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$385,926,660

Gross unrealized appreciation	$86,891,714
Gross unrealized depreciation	(23,121,984)

Net unrealized appreciation	$63,769,730

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the period ended July 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

2	BLACKROCK EMERGING MARKETS FUND, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc.

Affiliate	Shares Held at October 31, 2015	Net Activity	Shares Held at July 31, 2016	Value at July 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	193,162,427	(187,245,402)	$5,917,025	$5,917,025	$18,736
BlackRock Liquidity Series, LLC, Money Market Series	3,917,695	(3,917,695)	—	—	14,546	[1]
Total				$5,917,025	$33,282

[1]   Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Current yield as of period end.

Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

BLACKROCK EMERGING MARKETS FUND, INC.	JULY 31, 2016	3

Schedule of Investments (concluded)	BlackRock Emerging Markets Fund, Inc.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$13,840,381	—	—	$13,840,381
Austria	—	$3,238,985	—	3,238,985
Brazil	48,575,800	—	$131	48,575,931
China	22,929,794	66,397,760	—	89,327,554
Hong Kong	—	32,562,280	—	32,562,280
India	5,640,150	32,496,848	—	38,136,998
Indonesia	—	16,113,487	—	16,113,487
Luxembourg	3,874,392	—	—	3,874,392
Mexico	23,581,823	5,786,282	—	29,368,105
Peru	7,368,446	—	—	7,368,446
Philippines	—	4,462,224	—	4,462,224
Russia	—	20,044,246	—	20,044,246
South Africa	—	30,036,779	—	30,036,779
South Korea	—	38,980,460	—	38,980,460
Switzerland	5,367,553	—	—	5,367,553
Taiwan	18,937,987	10,189,514	—	29,127,501
Thailand	11,245,392	12,420,416	—	23,665,808
Participation Notes	—	6,154,492	3,533,743	9,688,235
Short-Term Securities	5,917,025	—	—	5,917,025

Total	$167,278,743	$278,883,773	$3,533,874	$449,696,390

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, foreign currency at value of $900,623 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2016, there were no transfers between levels.

4	BLACKROCK EMERGING MARKETS FUND, INC.	JULY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Emerging Markets Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Emerging Markets Fund, Inc.

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Emerging Markets Fund, Inc.

Date:	September 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Emerging Markets Fund, Inc.

Date:	September 21, 2016